Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 142,260
Prepaid franchise taxes	41,585
Cash and cash equivalents – restricted		1,824,893
Prepaid income taxes	601,348
Investments held in Trust Account	3,666,439	24,387,525
TOTAL ASSETS	4,467,142	26,332,418
CURRENT LIABILITIES
Accounts payable and accrued expenses	4,805,980	3,118,380
Excise tax payable	3,501,166	2,396,049
Franchise tax payable		75,086
Income tax payable		1,540,792
Total current liabilities	10,085,562	7,570,387
Deferred underwriting fee payable	8,956,250	8,956,250
TOTAL LIABILITIES	19,041,812	16,526,637
COMMITMENTS AND CONTINGENCIES
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
Class A Common stock subject to possible redemption, $0.0001 par value, 310,156 and 2,198,039 shares at redemption value of $13.82 and $11.30 per share at December 31, 2024 and 2023, respectively	4,285,713	24,837,068
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at December 31, 2024 and 2023
Additional paid-in capital		239,759
Accumulated deficit	(18,861,366)	(15,272,029)
TOTAL STOCKHOLDERS’ DEFICIT	(18,860,383)	(15,031,287)
LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	4,467,142	26,332,418
Sponsor
CURRENT ASSETS
Due from Sponsor	15,510	120,000
Total current assets	800,703	1,944,893
Related Party
CURRENT LIABILITIES
Note payable – related party, net of discount	1,155,205	360,060
Convertible note – related party	422,182
Due to related party	201,029	80,020
Class A Common Stock
STOCKHOLDERS’ DEFICIT
Common stock value	983	983
Class B Common Stock
STOCKHOLDERS’ DEFICIT
Common stock value